TAXATION - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Unrecognized tax benefit	$ 8,270			¥ 4,479
Roll-forward of unrecognized tax benefits
Unrecognized Tax Benefits, Beginning Balance	4,978	¥ 32,480	¥ 4,479
Additions based on tax positions related to the current year	3,292	21,481	28,001
Unrecognized Tax Benefits, Ending Balance	$ 8,270	53,961	32,480	4,479
Interest expense or penalty accrued in relation to unrecognized tax benefit		¥ 0	¥ 0	¥ 0